Average Annual Total Returns			12 Months Ended	60 Months Ended	99 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Long Bond (22+) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.40%	0.52%	1.86%
MFLX Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.66%	1.85%	2.85%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	0.99%	1.83%
First Trust Flexible Municipal High Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.65%	1.06%	1.73%
Performance Inception Date		Sep. 27, 2016
First Trust Flexible Municipal High Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.65%	1.06%	1.72%
First Trust Flexible Municipal High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.34%	1.67%	2.14%

[1]	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.